Related Party Transactions	3 Months Ended
Nov. 25, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Successor
Tax Receivable Agreement

The TRA provides for the effective payment to the former equity holders of Atkins for cash savings, if any, in U.S. federal, state and local income tax, or franchise tax that is actually realized as a result of the Business Combination discussed in Note 7.

Predecessor
Pursuant to an arrangement with the former majority stockholder of Atkins, the Predecessor Company was obligated to pay a management fee of the greater of $0.9 million or an amount equal to 2% of consolidated adjusted earnings before interest, tax, depreciation and amortization (EBITDA), as defined by the First Lien and Second Lien, which can be prorated upon a fiscal year-end change. Annual reimbursements for out-of-pocket expenses were limited to $0.2 million.

For the thirteen week predecessor period ended November 26, 2016, the management fee expense was $0.4 million.